Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance Table
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(1)(3)	Compensation Actually Paid to Second PEO(1)(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($MM)	Adjusted EBITDA ($MM)(5)
							Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2024	$14,368,498	N/A	$4,401,575	N/A	$3,479,959	$1,603,421	$125	$126	$(1,316)	$1,140
2023	$14,472,115	N/A	$(4,776,615)	N/A	$3,154,592	$1,224,527	$206	$128	$1,573	$2,779
2022	$11,118,156	N/A	$13,714,085	N/A	$2,964,307	$3,084,017	$306	$112	$2,474	$3,403
2021	$9,040,753	N/A	$20,335,113	N/A	$2,516,658	$8,987,310	$328	$149	$199.9	$871.0
2020	$4,939,369	$3,828,474	$9,726,632	$5,585,398	$2,891,776	$7,130,736	$205	$116	$446.6	$819.0

Named Executive Officers, Footnote	“First PEO” represents J. Kent Masters, Jr., who was appointed CEO on April 20, 2020. The “Second PEO” represents Luther C. Kissam, IV, who served as CEO until April 20, 2020The non-PEO NEOs for each applicable year are as follows:
a.2024: Neal R. Sheorey, Melissa H. Anderson, Netha N. Johnson, Jr., Eric W. Norris and Kristin M. Coleman.
b.2023: Neal R. Sheorey, Kristin M. Coleman, Netha N. Johnson, Jr., Eric W. Norris, Raphael G. Crawford, Sean O'Hollaren and Scott A. Tozier
c.2022: Scott A. Tozier, Kristin M. Coleman, Netha N. Johnson, Jr. and Eric W. Norris
d.2021: Scott A. Tozier, Netha N. Johnson, Jr., Karen G. Narwold and Eric W. Norris
e.2020: Scott A. Tozier, Raphael G. Crawford, Netha N. Johnson, Jr. and Eric W. Norris

Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table above. The following table details the applicable adjustments that were made to Summary Compensation Table totals to determine CAP after deducting the Summary Compensation Table values for the aggregate change in value of pension plans and the grant-date fair value of stock awards and option awards. The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield and risk-free rate as of the measurement date.

Year	Pension	Equity Awards
	Pension Service Cost	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
First PEO
2024	N/A	$5,362,183	$(4,341,122)	$—	$—	$(607,097)	$—	$413,964
Non-PEO NEO Average
2024	N/A	$797,054	$(629,979)	$10,337	$(196,199)	$(106,033)	$—	$(124,820)

Non-PEO NEO Average Total Compensation Amount	$ 3,479,959	$ 3,154,592	$ 2,964,307	$ 2,516,658	$ 2,891,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,603,421	1,224,527	3,084,017	8,987,310	7,130,736
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table above. The following table details the applicable adjustments that were made to Summary Compensation Table totals to determine CAP after deducting the Summary Compensation Table values for the aggregate change in value of pension plans and the grant-date fair value of stock awards and option awards. The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield and risk-free rate as of the measurement date.

Year	Pension	Equity Awards
	Pension Service Cost	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
First PEO
2024	N/A	$5,362,183	$(4,341,122)	$—	$—	$(607,097)	$—	$413,964
Non-PEO NEO Average
2024	N/A	$797,054	$(629,979)	$10,337	$(196,199)	$(106,033)	$—	$(124,820)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	___________________________________________________
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
Adjusted ROIC
Adjusted Cash Flow from Operations
rTSR

Total Shareholder Return Amount	$ 125	206	306	328	205
Peer Group Total Shareholder Return Amount	126	128	112	149	116
Net Income (Loss)	$ (1,316)	$ 1,573	$ 2,474	$ 199.9	$ 446.6
Company Selected Measure Amount	1,140	2,779	3,403	871.0	819.0
PEO Name	J. Kent Masters, Jr.	J. Kent Masters, Jr.	J. Kent Masters, Jr.	J. Kent Masters, Jr.	Luther C. Kissam, IV
Additional 402(v) Disclosure	These columns represent cumulative Company TSR and peer group TSR. TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021, 2020-2022, 2020-2023, and 2020-2024), assuming dividend reinvestment and the difference between the Company’s or the peer group’s, as applicable, share price at the end and the beginning of the measurement period by the Company’s or the peer group’s, as applicable, share price at the beginning of the measurement period. For this purpose, our peer group is S&P 1500 Specialty Chemical Index.
Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 797,054
Masters Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	14,368,498	$ 14,472,115	$ 11,118,156	$ 9,040,753	$ 4,939,369
PEO Actually Paid Compensation Amount	4,401,575	$ (4,776,615)	$ 13,714,085	$ 20,335,113	9,726,632
Masters Jr. [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 5,362,183
Luther C. Kissam, IV [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,828,474
PEO Actually Paid Compensation Amount					$ 5,585,398
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROIC
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Cash Flow from Operations
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	rTSR
PEO | Masters Jr. [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (4,341,122)
PEO | Masters Jr. [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Masters Jr. [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Masters Jr. [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(607,097)
PEO | Masters Jr. [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Masters Jr. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,964
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(629,979)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	10,337
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(196,199)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(106,033)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (124,820)